Concentration and risks (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Concentration and risks
Foreign currency exchange appreciation (depreciation) rate	1.00%	2.00%
Currency convertibility risk
Concentration and risks
Cash and cash equivalents, restricted cash and short-term investments	¥ 172,732	¥ 172,383